Note 19 - Financial Income, Net - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income		€ 21	€ 18	€ 31
Interest expense		(57)	(64)	(65)
Warrants exercised / forfeited		174	330	83
Changes in fair value of the warrants (1)	[1]	3,811	(2,377)	1,722
Total		€ 3,949	€ (2,094)	€ 1,771

[1]	For more details on the fair value of Financial Instruments, please refer to Notes 14-2 and 23.